Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss)	$ (106)	$ (18)	$ 107
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of premiums and accretion of discounts associated with investments, net	0	(2)	1
(Gains) losses on investments, net	12	3	(13)
(Gains) losses on derivatives, net	130	37	(124)
Interest credited to policyholder account balances	63	60	38
Universal life and investment-type product policy fees	(90)	(105)	(93)
Change in accrued investment income	7	(27)	(3)
Change in premiums, reinsurance and other receivables	28	(23)	(35)
Change in deferred policy acquisition costs	(29)	(60)	(4)
Change in income tax	(71)	(5)	0
Change in other assets	87	98	90
Change in future policy benefits and other policy-related balances	47	6	68
Change in other liabilities	(66)	7	(37)
Net cash provided by (used in) operating activities	12	(29)	(5)
Cash flows from investing activities
Sales, maturities and repayments of fixed maturity securities	699	490	480
Sales, maturities and repayments of mortgage loans	42	77	60
Purchases of fixed maturity securities	(815)	(1,499)	(1,023)
Purchases of equity securities	(1)	(3)	0
Purchases of mortgage loans	(457)	(249)	(80)
Cash received in connection with freestanding derivatives	110	466	313
Cash paid in connection with freestanding derivatives	(437)	(119)	(231)
Net change in short-term investments	13	58	(20)
Net change in other invested assets	0	0	1
Net cash provided by (used in) investing activities	(846)	(779)	(500)
Cash flows from financing activities
Policyholder account balances: Deposits	947	980	672
Policyholder account balances: Withdrawals	(182)	(106)	(100)
Net change in payables for collateral under derivative transactions	(137)	194	52
Short-term debt issued	125	0	100
Short-term debt repaid	0	0	(100)
Capital contribution	100	0	0
Financing element on certain derivative instruments and other derivative related transactions, net	5	0	8
Net cash provided by (used in) financing activities	858	1,068	632
Change in cash, cash equivalents and restricted cash	24	260	127
Cash, cash equivalents and restricted cash, beginning of year	535	275	148
Cash, cash equivalents and restricted cash, end of year	559	535	275
Supplemental disclosures of cash flow information
Net cash paid (received) for interest	2	0	1
Net cash paid (received) for income tax	$ 33	$ (5)	$ 25